Supplement dated June 4, 2021 to the Wilmington Funds Prospectus dated August 31, 2020, as supplemented

Wilmington Intermediate-Term Bond Fund

Wilmington Broad Market Bond Fund

On June 3, 2021, the Board of Trustees (the “Board”) of the Wilmington Funds (the “Trust”), including a majority of the trustees who are not interested persons, as defined under the Investment Company Act of 1940, as amended, unanimously approved the Plan of Reorganization between the Wilmington Intermediate-Term Bond Fund (the “Intermediate-Term Fund”) and Wilmington Broad Market Bond Fund (the “Broad Market Fund”), each a series of the Trust, pursuant to which the Intermediate-Term Fund would be merged into the Broad Market Fund (the “Merger”).

Shareholders of the Intermediate-Term Fund and Broad Market Fund are not required, and will not be requested, to approve the Merger. Further information regarding the details of the Merger and the Broad Market Fund will be provided in an information statement that will be delivered to the Intermediate-Term Fund’s shareholders.

Wilmington Short-Term Bond Fund

On June 3, 2021, the Board of the Trust also unanimously approved the liquidation of the Wilmington Short-Term Bond Fund (the “Short-Term Fund”).

Effective upon the close for business of the New York Stock Exchange on June 4, 2021, the Short-Term Fund will no longer accept purchase orders of any kind, except for those purchase orders received through dividend reinvestment or purchase orders from qualified retirement plans or their participants who are existing shareholders as of June 4, 2021.

All shareholders, including a shareholder who places an accepted purchase order, should be aware that the Short-Term Fund no longer represents a long-term investment solution. The Short-Term Fund is no longer being marketed for new investment and, as a consequence, the size and net asset value of the Short-Term Fund may decrease as a result of shareholder redemptions and the sale of fund assets to meet those redemptions. If the size of the Short-Term Fund decreases, then remaining shareholders may bear increased operating expenses. A shareholder placing an accepted purchase order will also bear a proportionate share of the costs of liquidation and other expenses in respect of its new as well as existing investments. Unless subject to a waiver or reduction as described in the Short-Term Fund’s prospectus, accepted purchases of Class A shares of the Short-Term Fund will continue to be subject to applicable sales charges. A shareholder who places an accepted purchase order also should consider the potential tax consequences of making new investments in the Short-Term Fund during the short period prior to the Short-Term Fund’s liquidation.

The Short Term-Fund’s investment adviser’s present intention is to manage the Short-Term Fund in accordance with its investment goal and principal investment strategies and techniques until immediately before the liquidation date. However, in connection with its liquidation and as the investment adviser deems appropriate, the Short-Term Fund may, without prior notice to shareholders, depart from its investment goal and principal investment strategies and techniques as it begins to convert its portfolio securities to cash or cash equivalents in preparation for the distribution of its assets to shareholders.

A shareholder may redeem his or her shares or may exchange shares in the Short-Term Fund for shares in other Wilmington Funds of the same share class without cost or charge. An exchange from one Wilmington Fund to another is treated as a sale transaction and purchase transaction for federal income tax purposes. A shareholder will realize a capital gain or loss, as the case may be, on each exchange or redemption transaction.

Shareholders with individual retirement accounts held directly with the Short-Term Funds’ transfer agent that do not voluntarily exchange their shares of the Short-Term Fund for shares of another Wilmington Fund prior to July 22, 2021, will have their shares automatically exchanged for shares of the Wilmington U.S. Government Money Market Fund on that date. Shareholders holding their shares in other types of retirement plan accounts (such as 401(k) plans) who do not redeem their shares prior to the liquidation may contact their plan administrators to determine the disposition alternatives for their liquidation proceeds.

The Short-Term Fund will bear the expenses of its liquidation, which will include the cost of printing and distributing a prospectus sticker regarding the liquidation, and the brokerage and other transaction costs associated with selling portfolio securities to affect the liquidation. A liquidation is a taxable event for Short-Term Fund shareholders.

The liquidation is expected to occur on July 22, 2021. On the liquidation date, the Short-Term Fund will make a liquidating distribution to its remaining shareholders equal to each shareholder’s proportionate share of the net assets of the Fund, in complete redemption and cancellation of the Short-Term Fund’s shares held by each remaining shareholder, and will then dissolve.

Please keep this Supplement for future reference.

Supplement dated June 4, 2021 to the Wilmington Funds Statement of Additional Information dated August 31, 2020, as supplemented

Wilmington Intermediate-Term Bond Fund

Wilmington Broad Market Bond Fund

On June 3, 2021, the Board of Trustees (the “Board”) of the Wilmington Funds (the “Trust”), including a majority of the trustees who are not interested persons, as defined under the Investment Company Act of 1940, as amended, unanimously approved the Plan of Reorganization between the Wilmington Intermediate-Term Bond Fund (the “Intermediate-Term Fund”) and Wilmington Broad Market Bond Fund (the “Broad Market Fund”), each a series of the Trust, pursuant to which the Intermediate-Term Fund would be merged into the Broad Market Fund (the “Merger”).

Shareholders of the Intermediate-Term Fund and Broad Market Fund are not required, and will not be requested, to approve the Merger. Further information regarding the details of the Merger and the Broad Market Fund will be provided in an information statement that will be delivered to the Intermediate-Term Fund’s shareholders.

Wilmington Short-Term Bond Fund

On June 3, 2021, the Board of the Trust also unanimously approved the liquidation of the Wilmington Short-Term Bond Fund (the “Short-Term Fund”).

Effective upon the close for business of the New York Stock Exchange on June 4, 2021, the Short-Term Fund will no longer accept purchase orders of any kind, except for those purchase orders received through dividend reinvestment or purchase orders from qualified retirement plans or their participants who are existing shareholders as June 4, 2021.

All shareholders, including a shareholder who places an accepted purchase order, should be aware that the Short-Term Fund no longer represents a long-term investment solution. The Short-Term Fund is no longer being marketed for new investment and, as a consequence, the size and net asset value of the Short-Term Fund may decrease as a result of shareholder redemptions and the sale of fund assets to meet those redemptions. If the size of the Short-Term Fund decreases, then remaining shareholders may bear increased operating expenses. A shareholder placing an accepted purchase order will also bear a proportionate share of the costs of liquidation and other expenses in respect of its new as well as existing investments. Unless subject to a waiver or reduction as described in the Short-Term Fund’s prospectus, accepted purchases of Class A shares of the Short-Term Fund will continue to be subject to applicable sales charges. A shareholder who places an accepted purchase order also should consider the potential tax consequences of making new investments in the Short-Term Fund during the short period prior to the Short-Term Fund’s liquidation.

The Short-Term Fund’s investment adviser’s present intention is to manage the Short-Term Fund in accordance with its investment goal and principal investment strategies and techniques until immediately before the liquidation date. However, in connection with its liquidation and as the investment adviser deems appropriate, the Short-Term Fund may, without prior notice to shareholders, depart from its investment goal and principal investment strategies and techniques as it begins to convert its portfolio securities to cash or cash equivalents in preparation for the distribution of its assets to shareholders.

A shareholder may redeem his or her shares or may exchange shares in the Short-Term Fund for shares in other Wilmington Funds of the same share class without cost or charge. An exchange from one Wilmington Fund to another is treated as a sale transaction and purchase transaction for federal income tax purposes. A shareholder will realize a capital gain or loss, as the case may be, on each exchange or redemption transaction.

Shareholders with individual retirement accounts held directly with the Short-Term Funds’ transfer agent that do not voluntarily exchange their shares of the Short-Term Fund for shares of another Wilmington Fund prior to July 22, 2021, will have their shares automatically exchanged for shares of the Wilmington U.S. Government Money Market Fund on that date. Shareholders holding their shares in other types of retirement plan accounts (such as 401(k) plans) who do not redeem their shares prior to the liquidation may contact their plan administrators to determine the disposition alternatives for their liquidation proceeds.

The Short-Term Fund will bear the expenses of its liquidation, which will include the cost of printing and distributing a prospectus sticker regarding the liquidation, and the brokerage and other transaction costs associated with selling portfolio securities to affect the liquidation. A liquidation is a taxable event for Short-Term Fund shareholders.

The liquidation is expected to occur on July 22, 2021. On the liquidation date, the Short-Term Fund will make a liquidating distribution to its remaining shareholders equal to each shareholder’s proportionate share of the net assets of the Fund, in complete redemption and cancellation of the Short-Term Fund’s shares held by each remaining shareholder, and will then dissolve.

Please keep this Supplement for future reference.